November 10, 2010

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549-4644

RE: Hartford Life and Annuity Insurance Company
    Separate Account Seven ("Registrant")
    File No. 333-168987
    Pre-Effective Amendment No. 1

Ladies and Gentlemen:

Pursuant to the provisions of the Investment Company Act of 1940 and the Securities Act of 1933, we are electronically filing via EDGAR a copy of the above-referenced Registration Statement on Form N-4.

If you have any questions or concerns, please call me at (860) 843-1941.

Sincerely,

/s/ Richard J. Wirth
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Richard J. Wirth
Assistant General Counsel

Enclosure